Other Financial Instruments and Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	Apr. 30, 2014		Apr. 30, 2013
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	$ (2,239.1)		$ (2,388.1)
Interest rate contract - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	14.9
Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	(2,239.1)	[1]	(2,388.1)	[1]
Total financial instruments measured at fair value	(2,149.8)		(2,337.4)
Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	12.0	[2]	21.6	[2]
Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	34.4	[2]	26.6	[2]
Fair value measurements recurring [Member] | Money market funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	9.0	[2]	0.6	[2]
Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	18.3	[3]	1.4	[3]
Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0.7	[3]	0.5	[3]
Fair value measurements recurring [Member] | Interest rate contract - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	14.9	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	(772.0)	[1]	(803.6)	[1]
Total financial instruments measured at fair value	(737.5)		(780.7)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	12.0	[2]	21.6	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Money market funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	9.0	[2]	0.6	[2]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	13.5	[3]	0.7	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[3]	0	[3]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair value measurements recurring [Member] | Interest rate contract - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[3]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	(1,467.1)	[1]	(1,584.5)	[1]
Total financial instruments measured at fair value	(1,412.3)		(1,556.7)
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	34.4	[2]	26.6	[2]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Money market funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	4.8	[3]	0.7	[3]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0.7	[3]	0.5	[3]
Significant Observable Inputs (Level 2) [Member] | Fair value measurements recurring [Member] | Interest rate contract - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	14.9	[3]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Long-term debt	0	[1]	0	[1]
Total financial instruments measured at fair value	0		0
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Money market funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[2]	0	[2]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Commodity contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[3]	0	[3]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Foreign currency exchange contracts - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[3]	0	[3]
Significant Unobservable Inputs (Level 3) [Member] | Fair value measurements recurring [Member] | Interest rate contract - net [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	$ 0	[3]

[1]	Long-term debt is comprised of public Senior Notes classified as Level 1 and private Senior Notes classified as Level 2. The public Senior Notes are traded in an active secondary market and valued using quoted prices. The value of the private Senior Notes is based on the net present value of each interest and principal payment calculated, utilizing an interest rate derived from a fair market yield curve. For additional information, see Note 9: Debt and Financing Arrangements.
[2]	Other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets, municipal obligations valued by a third party using valuation techniques that utilize inputs which are derived principally from or corroborated by observable market data, and money market funds with maturities of three months or less. Based on the short-term nature of these money market funds, carrying value approximates fair value. As of April 30, 2014, our municipal obligations are scheduled to mature as follows: $3.3 in 2015, $0.5 in 2016, $1.7 in 2017, $1.1 in 2018, and the remaining $27.8 in 2019 and beyond. For additional information, see Marketable Securities and Other Investments in Note 1: Accounting Policies.
[3]	Level 1 commodity contract derivatives are valued using quoted market prices for identical instruments in active markets. Level 2 commodity contract and foreign exchange derivatives are valued using quoted prices for similar assets or liabilities in active markets. The Level 2 interest rate contract derivative is valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. Level 2 inputs for the interest rate contract are limited to quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. For additional information, see Note 11: Derivative Financial Instruments.